Leases	12 Months Ended
Dec. 31, 2012
Leases

9. Leases

The Company leases certain buildings and transportation equipment under various noncancelable operating lease agreements that contain renewal provisions. Rent expense under these leases approximated $2.5 million, $1.7 million and $1.4 million for the years ended December 31, 2012, 2011, and 2010, respectively.

The future minimum lease payments due under operating leases as of December 31, 2012, were as follows:

2013	$2,336
2014	2,150
2015	2,109
2016	2,072
2017	1,875
Thereafter	990

$11,532